FINANCIAL INFORMATION OF PARENT COMPANY - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (12,311)	$ (17,787)	$ 6,448
Share-based compensation	60	186	186
Bad debt provisions	100	258	412
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	614	547	(606)
Accrued expenses and other current liabilities	(331)	620	141
Amount due from subsidiaries	0	27	1
Net cash used in operating activities	614	(4,975)	(5,555)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	1,212	(9,433)	19,164
Net decrease in cash, cash equivalents and restricted cash	1,131	(14,041)	14,651
Cash, cash equivalents and restricted cash, at beginning of year	1,569	15,610	959
Cash, cash equivalents and restricted cash, at end of year	2,700	1,569	15,610
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	34,179	8,950	2,531
Parent Company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(13,335)	(17,335)	7,527
Investment income (loss) in subsidiaries	12,145	16,758	(7,809)
Share-based compensation	60	186	186
CHANGES IN WORKING CAPITAL ACCOUNTS
Accrued expenses and other current liabilities	1,130	391	96
CASH FLOWS FROM FINANCING ACTIVITIES
Cash, cash equivalents and restricted cash, at beginning of year	2	2	2
Cash, cash equivalents and restricted cash, at end of year	2	2	2
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	$ 34,179	$ 8,950	$ 2,531